Summary of Finance Leases (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	$ 7,899	¥ 742,871	¥ 688,642
Estimated unguaranteed residual values	3,051	287,016	266,788
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	10,950	1,029,887	955,430
Deferred origination costs	38	3,577	3,722
Less - Unearned income	(931)	(87,537)	(90,887)
Less - Allowance for credit losses	(307)	(28,928)	(30,637)
Finance leases, net	$ 9,750	¥ 916,999	¥ 837,628